Employee Benefit Plans - Benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit payments excluding the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:
Compensation cost	$ 274	$ 265	$ 227
Tax benefit	71	$ 64	$ 76
Pension Plans Defined Benefit [Member] | U.S.
Benefit payments excluding the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:
2020	447
2021	270
2022	250
2023	217
2024	220
2025-2029	822
Pension Plans Defined Benefit [Member] | Foreign Pension Plans, Defined Benefit [Member]
Benefit payments excluding the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:
2020	150
2021	156
2022	158
2023	163
2024	170
2025-2029	927
Other Postretirement Benefit Plans, Defined Benefit [Member]
Benefit payments excluding the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:
2020	32
2021	29
2022	27
2023	24
2024	22
2025-2029	$ 64